First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.2%
100,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$100,000
	(Cost $100,000)

Total Investments – 0.2%	100,000
(Cost $100,000) (b)

Net Other Assets and Liabilities – 99.8%	61,050,975
Net Assets – 100.0%	$61,150,975
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2021:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Amsterdam Index Futures	17	$3,033,860	Oct–21	$(69,702)
Brent Crude Oil Futures	11	861,410	Oct–21	78,590
Brent Crude Oil Futures	13	1,007,890	Nov–21	50,960
Brent Crude Oil Futures	12	921,120	Dec–21	32,499
Canola Futures	57	792,042	Jan–22	(12,931)
Corn Futures	51	1,368,713	Dec–21	8,567
Cotton No. 2 Futures	46	2,433,400	Dec–21	246,050
DAX MINI Index Futures	8	708,354	Dec–21	(19,351)
E-mini Dow Futures	5	843,050	Dec–21	(18,950)
Euro-BOBL Futures	8	1,250,369	Dec–21	(6,225)
Euro-Bund Futures	11	2,163,821	Dec–21	(17,943)
FTSE 100 Index Futures	14	1,334,317	Dec–21	4,215
FTSE MIB Index Futures	4	587,816	Dec–21	(9,120)
Gasoline RBOB Futures	6	543,337	Nov–21	48,373
Gasoline RBOB Futures	11	987,895	Dec–21	37,316
Gasoline RBOB Futures	4	358,680	Jan–22	5,145
Gold 100 Oz. Futures	12	2,108,400	Dec–21	(43,730)
ICE ECX Futures	13	929,715	Dec–21	92,225
LME Aluminum Futures	24	1,714,350	Dec–21	(12,738)
LME Lead Futures	41	2,148,400	Dec–21	(109,387)
LME Nickel Futures	5	538,095	Dec–21	(30)
LME Zinc Futures	8	597,400	Dec–21	(21,350)
Low Sulphur Gasoil “G” Futures	43	2,885,300	Dec–21	202,114
Mexican Peso Currency Futures	59	1,415,705	Dec–21	(43,821)
MSCI EAFE Index Futures	7	793,450	Dec–21	(31,775)
Nasdaq 100 E-mini Futures	6	1,761,900	Dec–21	(88,062)
New Zealand Dollar Currency Futures	25	1,726,125	Dec–21	(28,705)
S&P 500 E-mini Futures	5	1,074,438	Dec–21	(37,115)
S&P MidCap 400 E-Mini Futures	4	1,053,280	Dec–21	(19,940)
S&P TSX 60 IX Futures	8	1,510,943	Dec–21	(37,495)
Soybean Futures	23	1,444,400	Nov–21	(28,740)
Soybean Oil Futures	66	2,324,124	Dec–21	(26,673)
SPI 200 Futures	18	2,372,613	Dec–21	(27,321)
Sugar #11 (World) Futures	25	569,520	Feb–22	13,749
Swiss Market Index Futures	11	1,369,290	Dec–21	(42,545)
TOPIX Futures	4	729,772	Dec–21	(17,737)
U.S. 10-Year Treasury Note Futures	15	1,974,141	Dec–21	(15,657)
U.S. 2-Year Treasury Note Futures	7	1,540,383	Dec–21	(632)
U.S. Treasury Bond Futures	2	318,438	Dec–21	(8,050)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra Bond Futures	8	$1,528,500	Dec–21	$(65,103)
WTI Crude Futures	11	821,700	Nov–21	58,537
		$54,446,456		$17,512
Futures Contracts Short:
Australian Dollar Currency Futures	33	$(2,387,220)	Dec–21	$34,440
Brazilian Real Currency Futures	18	(329,040)	Oct–21	9,463
British Pound Currency Futures	41	(3,452,969)	Dec–21	55,157
Canadian Dollar Currency Futures	30	(2,369,700)	Dec–21	720
Cattle Feeder Futures	16	(1,220,400)	Oct–21	101,500
Cattle Feeder Futures	11	(840,950)	Nov–21	3,612
Cocoa Futures	43	(1,140,360)	Dec–21	(2,069)
Coffee “C” Futures	15	(1,091,250)	Dec–21	(39,301)
Copper Futures	12	(1,226,700)	Dec–21	37,750
Euro FX Currency Futures	22	(3,190,000)	Dec–21	44,600
Japan 10-Year Bond Futures	1	(1,360,079)	Dec–21	1,438
Japanese Yen Currency Futures	38	(4,265,975)	Dec–21	18,173
Kansas City Hard Red Winter Wheat Futures	22	(804,925)	Dec–21	(19,755)
Live Cattle Futures	51	(2,564,790)	Dec–21	53,282
MSCI EMGMKT Index Futures	40	(2,491,200)	Dec–21	36,755
Natural Gas Futures	5	(303,650)	Dec–21	(11,660)
NIKKEI 225 (OSE) Futures	1	(264,702)	Dec–21	(2,785)
Palladium Futures	5	(949,900)	Dec–21	34,913
Platinum Futures	37	(1,780,440)	Jan–22	(45,603)
Russell 2000 E-mini Futures	3	(330,120)	Dec–21	1,410
Silver Futures	9	(992,115)	Dec–21	48,693
Soybean Meal Futures	58	(1,906,460)	Dec–21	44,537
Swiss Franc Currency Futures	10	(1,342,750)	Dec–21	11,726
U.S. 5-Year Treasury Note Futures	5	(613,711)	Dec–21	1,638
Wheat Futures	18	(652,950)	Dec–21	(16,671)
		$(37,872,356)		$401,963
	Total	$16,574,100		$419,475

(a)	Rate shown reflects yield as of September 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,418,147 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $998,672. The net unrealized appreciation was $419,475. The amounts presented are inclusive of derivative contracts.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 100,000	$ 100,000	$ —	$ —
Futures Contracts	1,418,147	1,418,147	—	—
Total	$ 1,518,147	$ 1,518,147	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (998,672)	$ (998,672)	$ —	$ —